J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund
(All Share Classes)

JPMorgan Small Cap Equity Fund
(All Share Classes)

JPMorgan Strategic Small Cap Value Fund
(All Share Classes)
(each, a series of JPMorgan Trust I)

Supplement dated August 31, 2009
to the Statement of Additional Information dated November 1, 2008, as supplemented

The following section replaces the information contained in the Statement of Additional Information, dated November 1, 2008, as supplemented, under the heading “Portfolio Managers’ Other Accounts Managed” with respect to the sections providing information about the Disciplined Equity Fund, Small Cap Equity Fund and Strategic Small Cap Value Fund:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed (As of June 30, 2008)

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Disciplined Equity Fund
Terance Chen	5	265	6	907	7	5,095
Raffaele Zingone	8	1,766	2	1,103	9	6,231
Scott Blasdell*	3	109	2	221	2	2,157
Small Cap Equity Fund
Glenn Gawronski	1	168	1	21	0	0
Don San Jose	0	0	0	0	0	0
Strategic Small Cap Value Fund
James Adler	0	0	2	31	0	0
Bailey Dalton*	0	0	1	25	0	0

*	Information is shown as of June 30, 2009.

SUP-SAI-USEQ-PM-809

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Disciplined Equity Fund
Terance Chen	0	0	0	0	4	1,930
Raffaele Zingone	0	0	0	0	2	3,228
Scott Blasdell**	0	0	0	0	3	910
Small Cap Equity Fund
Glenn Gawronski	0	0	0	0	0	0
Don San Jose	0	0	0	0	0	0
Strategic Small Cap Value Fund
James Adler	0	0	0	0	0	0
Bailey Dalton**	0	0	0	0	0	0

**  Information is shown as of June 30, 2009.

Portfolio Managers’ Ownership of Securities (As of June 30, 2008)

Aggregate Dollar Range of Securities in the Fund
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Disciplined Equity Fund
Terance Chen		X
Raffaele Zingone				X
Scott Blasdell***	X
Small Cap Equity Fund
Glenn Gawronski					X
Don San Jose				X
Strategic Small Cap Value Fund
James Adler		X
Bailey Dalton***	X

***  Information is shown as of August 28, 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE